Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Dividend Focus Fund
A series of Buffalo Funds®

Supplement dated March 13, 2013
to the
Prospectus and Statement of Additional Information (“SAI”)
dated December 3, 2012

This supplement amends the Prospectus and Statement of Additional Information of the Buffalo Dividend Focus Fund dated December 3, 2012.

Mr. John Kornitzer, is no longer a co-portfolio manager of the Buffalo Dividend Focus Fund.  Accordingly, all references to Mr. Kornitzer as a co-portfolio manager of the Buffalo Dividend Focus Fund in the Prospectus and SAI are hereby removed.

Effective March 13, 2013, Mr. Paul Dlugosch has been added as a co-portfolio manager of the Buffalo Dividend Focus Fund.  Accordingly, the Prospectus and SAI are revised as described below.

Prospectus

The sub-section entitled “Summary Section—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Dividend Focus Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Scott Moore	Since Inception (December 2012)	Portfolio Manager
Paul Dlugosch	Since March 13, 2013	Portfolio Manager

The following paragraph is added under the sub-section entitled “Management—Investment Advisor—Portfolio Managers”:

Paul Dlugosch, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Dlugosch has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Dlugosch worked at Antares Capital Corporation from 1999-2002 and LaSalle National Bank in Chicago, Illinois.  He holds a B.S. in Business Administration from the University of Iowa.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

SAI

The following paragraph is added under the sub-section entitled “Portfolio Managers of the Fund”:

Paul Dlugosch, CFA, Co-Portfolio Manager and Research Analyst.  Mr. Dlugosch has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Dlugosch worked at Antares Capital Corporation from 1999-2002 and LaSalle National Bank in Chicago, Illinois.  He holds a B.S. in Business Administration from the University of Iowa.

The sub-section entitled “Portfolio Managers of the Fund – Other Accounts Managed by Portfolio Managers” is revised as follows:

Other Accounts Managed by Portfolio Managers as of February 28, 2013:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Scott Moore	0	N/A	0	N/A	0	N/A
Paul Dlugosch*	2	$1.0 billion	0	N/A	337	$382.6 million

*      Effective March 13, 2013, Mr. Dlugosch became a Portfolio Manager of the Fund.

There are no accounts managed by the portfolio managers for which the advisory fee is based on the performance of the account.

Please retain this Supplement with your Prospectus and SAI for reference.